Note 14 - Prepayments and Other Receivables - Schedule of Prepayments and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Statement Line Items [Line Items]
VAT receivables	$ 185	$ 216
Prepayments	616	955
Receivables from collaboration partners	0	37
Other receivables	0	65
Total prepayments and other receivables	$ 801	$ 1,273